PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)
As at December 31, 2020	$28,418	$9,010	$7,012	$150	$44,590
Additions	190	142	206	14	552
Acquisitions through business combinations	—	1,595	756	—	2,351
Disposal of assets	—	(551)	—	—	(551)
Transfer to assets held for sale	—	(759)	—	—	(759)
Items recognized through OCI
Change in fair value	—	(257)	—	—	(257)
Foreign currency translation	(485)	21	(73)	4	(533)
Items recognized through net income
Depreciation	(274)	(297)	(171)	(5)	(747)
As at June 30, 2021(3)	$27,849	$8,904	$7,730	$163	$44,646
(1)Includes biomass and cogeneration.
(2)Includes assets under construction of $284 million (2020: $212 million) in the hydroelectric segment, $253 million (2020: $213 million) in the wind segment, $410 million (2020: $172 million) in the solar segment, and $6 million (2020: $1 million) in other.
(3)Includes right-of-use assets not subject to revaluation of $73 million (2020: $74 million) in the hydroelectric segment, $174 million (2020: $185 million) in the wind segment, $188 million (2020: $152 million) in the solar segment, and $2 million (2020: $3 million) in other.